Dividends (Details) $ / shares in Units, € in Millions, $ in Millions																								12 Months Ended
	Feb. 20, 2024	Dec. 20, 2023 USD ($)	Dec. 20, 2023 EUR (€)	Oct. 24, 2023 $ / shares	Sep. 28, 2023 USD ($)	Sep. 28, 2023 EUR (€)	Jul. 25, 2023 $ / shares	Jun. 28, 2023 USD ($)	Jun. 28, 2023 EUR (€)	Apr. 25, 2023 $ / shares	Mar. 28, 2023 USD ($)	Mar. 28, 2023 EUR (€)	Feb. 21, 2023 $ / shares	Nov. 28, 2022 USD ($)	Nov. 28, 2022 EUR (€)	Oct. 27, 2022 USD ($)	Oct. 27, 2022 EUR (€)	Oct. 25, 2022 $ / shares	Sep. 29, 2022 $ / shares	Jul. 08, 2022	Jun. 28, 2022 USD ($)	May 27, 2022 $ / shares	Apr. 26, 2022 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Dividends
Cash dividends on ordinary shares declared and paid		$ 60			$ 60			$ 59			$ 60			$ 60		$ 59					$ 60
Cash dividend paid per ordinary share | $ / shares				$ 0.10			$ 0.10			$ 0.10			$ 0.10					$ 0.10	$ 0.10			$ 0.10	$ 0.10
Cash dividends on preferred shares declared and paid																								$ 24	$ 11
Total dividends paid																								263	251
Preferred shares
Dividends
Cash dividends on ordinary shares declared and paid														$ 5	€ 6	$ 6	€ 6
Cash dividends on preferred shares declared and paid		$ 6	€ 6		$ 6	€ 6		$ 6	€ 6		$ 6	€ 6
Dividend rate (as a percentage)	9.00%			9.00%			9.00%			9.00%			9.00%					9.00%	9.00%	9.00%
Dividend Installment One
Dividends
Cash dividends on ordinary shares declared and paid																								$ 60	60
Cash dividend paid per ordinary share | $ / shares																								$ 0.10
Dividend Installment One | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																								$ 6
Dividend Installment Two
Dividends
Cash dividends on ordinary shares declared and paid																					$ 61			$ 59	61
Cash dividend paid per ordinary share | $ / shares																								$ 0.10
Dividend Installment Two | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																								$ 6
Dividend Installment Three
Dividends
Cash dividends on ordinary shares declared and paid																								$ 60	59
Cash dividend paid per ordinary share | $ / shares																								$ 0.10
Dividend Installment Three | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																								$ 6	6
Dividend Installment Four
Dividends
Cash dividends on ordinary shares declared and paid																								$ 60	60
Cash dividend paid per ordinary share | $ / shares																								$ 0.10
Dividend Installment Four | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																								$ 6	$ 5